Accounts receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer trade receivables	$ 2,916	$ 2,513
Holdback receivable	0	10,737
Other receivables	1,728	887
Allowance for expected credit losses	(569)	(372)
Accounts receivable	16,580	18,738
Related Party
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties (note 14)	$ 12,505	$ 4,973